General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

a.	Nano-X Imaging Ltd., an Israeli Company (hereinafter “the Company” or “Nanox IL”), was incorporated on December 20, 2018 and commenced its operations on September 3, 2019.

In August 2020, the Company completed an IPO and its ordinary shares began to trade on Nasdaq with net proceeds received from the IPO of approximately $169 million.

On September 19, 2019, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox Japan”), a wholly owned subsidiary in Japan. Starting 2024 Nanox Japan is inactive.

On September 25, 2020, Nanox IL established Nano-X Korea Inc. (hereinafter “Nanox Korea”), a wholly owned subsidiary in Korea.

On September 30, 2021, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox U.S.”), a wholly owned subsidiary in the United States. On the same date, Nanox U.S. established Nanox MDW Inc. (hereinafter “Nanox MDW”).

On November 2, 2021, Nanox U.S. completed the acquisition of 100% of the shares of USARAD Holdings, Inc.

On November 4, 2021, the Company completed the merger with Zebra Medical Vision Ltd (which subsequently changed its name to Nanox AI).

On January 1, 2024, Nanox IL established Nanox Impact Inc. (hereinafter “Nanox Impact”), a wholly owned subsidiary in the United States.

On November 19, 2025, the company completed the acquisition of 100% of the shares of Vaso Healthcare IT Corp (which subsequently changed its name to Nanox Health IT Inc.) (hereinafter “NHIT”).

The Company, together with its subsidiaries, develops a commercial-grade tomographic imaging device with a digital X-ray source, provides teleradiology services and develops artificial intelligence applications designed to be used in real-world medical imaging applications. The Company’s solution, referred to as the Nanox Multi Source System, has two integrated components – “Nanox.ARC” and “Nanox.CLOUD”. Nanox.ARC is a medical tomographic imaging system incorporating the Company’s novel digital X-ray source. Nanox.CLOUD is a platform which employs a matching engine to match medical images to radiologists, provides image repository, connectivity to diagnostic assistive AI systems, billing and reporting. On April 1, 2021, the Company received clearance from the FDA to market the Company’s Nanox Cart X-Ray System, which is the Company’s Single Source System. On April 28, 2023, the Company received clearance from the FDA to market the Nanox.ARC (including the Nanox.CLOUD) as a stationary X-ray system intended to produce tomographic images of the human musculoskeletal system adjunctive to conventional radiography, on adult patients. On December 4, 2024, the Company received clearance from the FDA to market the Nanox.ARC (including the Nanox.CLOUD) as a stationary X-ray system intended to produce tomographic images for general use including human musculoskeletal system, pulmonary, intra-abdominal, and paranasal sinus indications, adjunctive to conventional radiography, on adult patients. This device is intended to be used in professional healthcare facilities or radiological environments, such as hospitals, clinics, imaging centers and other medical practices by trained radiographers, radiologists and physicists.

On February 25, 2025, the Company received its CE (Conformité Européenne) mark certification to market the multi-source Nanox.ARC system, including the Nanox.CLOUD, its accompanying cloud-based infrastructure in Europe.

In August 2022, the Company entered into a supply agreement with Re-medi Co Ltd. in order to integrate Remedi’s two-dimensional (“2D”) imaging systems (using traditional X-ray tubes) to the Nanox.CLOUD and the Nanox.MARKETPLACE, creating a mobile 2D X-ray system that enables remote readings of scans with AI-powered imaging analysis and a global teleradiology solution, which is referred to as the “Nanox.CONNECT.”

The Company has experienced net losses and negative cash flows from operations since its inception. The Company anticipates such losses will continue until its product candidates reach commercial profitability. On July 26, 2023, the Company raised $30 million in a registered direct offering by selling 2.1 million of the Company’s ordinary shares, together with 5 year warrants to purchase up to 2.1 million ordinary shares with an exercise price of $19.00 per share at a combined purchase price of $14.00 per share. The net proceeds of the offering were approximately $27.1 million.

On June 7, 2024, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and Mizuho Securities USA LLC (each individually, an “Agent” and collectively, the “Agents”) relating to the issuance and sale from time to time of the Company’s ordinary shares. In accordance with the terms of the Sales Agreement, the Company may offer and sell its ordinary shares having an aggregate offering price of up to $100 million from time to time through the Agents pursuant to the sales agreement. The Agents will be entitled to compensation at a commission rate of up to 2.5 % of the aggregate gross proceeds from each sale of ordinary shares.

The Company issued 1,798,459 and 5,046,990 ordinary shares in gross consideration of $7.3 and $38.8 million and net consideration of $7.1 and $37.8 million for the years ended December 31, 2025, and 2024, respectively, under the Sales Agreement.

On November 23, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a single institutional investor (the “Purchaser”) for the purchase and sale of 3,826,530 of the Company’s ordinary shares, par value NIS 0.01 per share (the “ordinary shares”) at a purchase price of $3.92 per share, in a registered direct offering. Gross consideration of $15 million and net consideration of $14.1 million were received from the purchase agreement.

Since incorporation through December 31, 2025, the Company has an accumulated deficit of $448,767 and its activities have been funded mainly by the sale of its Common Stock and positive cash flow from the Teleradiology business segment. The Company expects to continue to incur significant costs related to its ongoing operations. Management expects that the Company’s cash and cash equivalents, and deposits as of December 31, 2025 are not sufficient to support the Company’s operations under its current operating plans for at least one year from the issuance date of these financial statements. These factors raise substantial doubt as to the Company’s ability to continue as a going concern.

Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities However, there is no assurance that the Company will be able to obtain such funding. In addition, the Company is exploring the use of mitigating actions such as postponing expenses that are not based on firm commitments. These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

b.	Economic and geopolitical risks

U.S., Israel and global economies and markets are experiencing volatility and disruption following the escalation of geopolitical tensions. As a result of the military conflict between Russia and Ukraine, sanctions and penalties have been levied by the United States, European Union and other countries against Russia. Russian military actions and the resulting sanctions could have a negative impact on supply chains, the Company’s MSaaS agreements relating to Russia and Belarus or the region and adversely affect the global economy and financial markets.

Additionally, the Company monitors changes in tariffs, including recently imposed tariffs by the U.S. government and the effects of retaliatory tariffs and countermeasures from affected countries.

Although the length and impact of the ongoing military conflicts and tariffs are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Any of the abovementioned factors could affect the Company’s business, prospects, financial condition, and operating results. The extent and duration of the military actions, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

As of December 2025, the impact of this war on the Company’s results of operations and financial condition was immaterial, but such impact may increase, which could be material, as a result of the continuation, escalation, or expansion of such war.

c.	The security situation in Israel

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In October 2025, the Israeli-Hamas war concluded pursuant to a ceasefire that has mostly been upheld by the sides since that time.

On February 28, 2026, Israel and the United States initiated a preemptive attack on Iran to which Iran responded with ballistic missile and drone attacks. On April 8, 2026 a ceasefire between the parties was declared. To date, there was no material adverse impact on Company’s operations and financial conditions due to this war. The Company continues to monitor political and military developments closely and examine the consequences for its operations and assets

The Company’s headquarters, its R&D operations, and certain manufacturing and assembly facilities are located in Israel.

Currently, such activities in Israel remain largely unaffected. As of December 31, 2025, the impact of this war on the Company’s results of operations and financial condition was immaterial.